Obligations under Capital Leases and Other (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Capital Lease Aggregate Due [Member]	Sep. 30, 2012 Capital Lease Aggregate Due [Member]	Sep. 30, 2013 Capital Lease Aggregate Due [Member] Minimum [Member]	Sep. 30, 2012 Capital Lease Aggregate Due [Member] Minimum [Member]	Sep. 30, 2013 Capital Lease Aggregate Due [Member] Maximum [Member]	Sep. 30, 2012 Capital Lease Aggregate Due [Member] Maximum [Member]
Capital Leased Assets [Line Items]
Repayment of obligations under capital leases	1,528	961	778	71	72
Imputed interest percentage						5.00%	0.00%	22.70%	19.80%
Aggregate carrying amount of asset	1,449	1,863		4,674	4,834
Interest charges related to capital leases and other obligations	494	222	147